Consolidated Balance Sheet - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Lease prepayments and other assets	¥ 747,249	¥ 705,456
Property, plant and equipment	12,866,428	13,474,287
Investment properties	391,266	380,429
Construction in progress	1,001,118	717,672
Investments accounted for using the equity method	4,452,044	3,688,794
Deferred income tax assets	119,307	103,091
Non-current assets	19,577,412	19,069,729
Current assets
Inventories	6,597,598	6,159,473
Trade receivables	386,480	414,944
Bills receivable	1,090,479	1,238,620
Other receivables	83,551	165,798
Prepayments	228,269	165,804
Amounts due from related parties	1,975,408	1,290,619
Cash and cash equivalents	7,504,266	5,440,623
Time deposits with financial institutions	2,000,000	0
Current assets	19,866,051	14,875,881
Total assets	39,443,463	33,945,610
Equity and liabilities
Share capital	10,814,177	10,800,000
Reserves	17,416,056	13,921,965
Equity attributable to owners of the Company	28,230,233	24,721,965
Non-controlling interests	285,307	281,270
Total equity	28,515,540	25,003,235
Non-current liabilities
Deferred income	5,679	0
Non-current liabilities	5,679	0
Current liabilities
Borrowings	606,157	546,432
Financial liabilities at fair value through profit or loss	1,516	0
Advance from customers	470,865	462,992
Trade payables	1,908,457	2,123,904
Bills payable	0	5,000
Other payables	3,568,817	2,139,378
Amounts due to related parties	3,731,687	3,044,304
Income tax payable	634,745	620,365
Current liabilities	10,922,244	8,942,375
Total liabilities	10,927,923	8,942,375
Total equity and liabilities	¥ 39,443,463	¥ 33,945,610